ACCRUED EXPENSES - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Interest expense	$ 16,858	$ 10,074
Current tax payable	7,903	1,461
Vessel operating and drydocking expenses	6,671	5,424
Administrative expenses	808	479
Accrued expenses	32,240	17,438
Provision for interest and penalties	$ 200	$ 800